Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
January 31, 2023
EMX-NPRT1-0423
1.929351.111
Common Stocks - 95.4%
	Shares	Value ($)
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	4,382,000	3,913,629
Beijing Enterprises Water Group Ltd.	3,780,000	965,925
China Gas Holdings Ltd.	2,772,800	4,316,749
China Resource Gas Group Ltd.	859,300	3,613,561
China Ruyi Holdings Ltd. (a)	5,088,000	1,360,443
Cosco Shipping Ports Ltd.	1,738,977	1,315,546
Credicorp Ltd.	5,134	685,646
Credicorp Ltd. (United States)	61,257	8,226,815
Kunlun Energy Co. Ltd.	3,622,000	2,856,509
Nine Dragons Paper (Holdings) Ltd.	1,536,000	1,376,955
Orient Overseas International Ltd.	122,000	2,027,988
Shenzhen International Holdings Ltd.	1,360,336	1,327,206
TOTAL BERMUDA		31,986,972
Brazil - 3.8%
Ambev SA	4,362,400	11,738,941
Atacadao SA	584,900	1,895,397
B3 SA - Brasil Bolsa Balcao	5,631,742	14,378,066
Banco Bradesco SA	1,511,980	3,758,877
Banco BTG Pactual SA unit	1,089,600	4,640,615
Banco do Brasil SA	792,700	6,355,592
Banco Santander SA (Brasil) unit	345,300	1,969,236
BB Seguridade Participacoes SA	645,800	4,806,320
BRF SA (a)	548,636	860,300
CCR SA	1,119,200	2,592,792
Centrais Eletricas Brasileiras SA (Electrobras)	1,122,265	8,986,875
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	314,900	3,452,777
Companhia Siderurgica Nacional SA (CSN)	609,500	2,221,254
Cosan SA	1,122,096	3,691,469
CPFL Energia SA	213,500	1,399,697
Energisa SA unit	181,800	1,513,120
ENGIE Brasil Energia SA	188,050	1,457,709
Equatorial Energia SA	938,900	5,182,510
Hapvida Participacoes e Investimentos SA (b)	4,286,244	4,348,474
Hypera SA	380,000	3,473,396
Itausa-Investimentos Itau SA	45,696	79,036
JBS SA	715,900	2,831,841
Klabin SA unit	697,100	2,655,854
Localiza Rent a Car SA	687,855	8,023,146
Localiza Rent a Car SA	3,006	25,019
Lojas Renner SA	924,898	3,940,970
Magazine Luiza SA	2,810,124	2,452,347
Natura & Co. Holding SA	829,390	2,377,248
Petro Rio SA (a)	651,500	5,403,178
Petroleo Brasileiro SA - Petrobras (ON)	3,374,697	19,584,850
Raia Drogasil SA	993,100	4,857,608
Rede D'Oregon Sao Luiz SA (b)	529,520	3,327,559
Rumo SA	1,199,800	4,344,173
Sendas Distribuidora SA	873,400	3,380,870
Suzano Papel e Celulose SA	691,717	6,317,200
Telefonica Brasil SA	463,400	3,817,621
TIM SA	781,000	1,813,918
Totvs SA	482,900	2,860,509
Ultrapar Participacoes SA	663,400	1,723,745
Vale SA	3,530,307	65,726,871
Vibra Energia SA	1,090,991	3,537,559
Weg SA	1,550,564	11,680,470
TOTAL BRAZIL		249,485,009
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)	376,000	0
VK Co. Ltd. unit (a)(c)	100,000	39,372
TOTAL BRITISH VIRGIN ISLANDS		39,372
Cayman Islands - 19.0%
3SBio, Inc. (b)	1,357,500	1,478,621
AAC Technology Holdings, Inc. (a)	671,500	1,789,409
Airtac International Group	129,551	4,426,705
Alibaba Group Holding Ltd. (a)	13,693,740	188,270,699
Anta Sports Products Ltd.	1,130,800	17,152,675
Autohome, Inc. ADR Class A	69,730	2,430,788
Baidu, Inc. Class A (a)	2,037,302	34,247,130
BeiGene Ltd. (a)	559,130	10,989,990
Bilibili, Inc. Class Z (a)	170,152	4,246,439
Bosideng International Holdings Ltd.	3,084,000	1,718,642
C&D International Investment Group Ltd.	592,000	1,882,321
Chailease Holding Co. Ltd.	1,316,102	9,909,747
China Conch Venture Holdings Ltd.	1,512,500	3,209,654
China Feihe Ltd. (b)	3,307,000	3,172,862
China Hongqiao Group Ltd.	2,169,000	2,522,817
China Huishan Dairy Holdings Co. Ltd. (a)(c)	888,000	1
China Liansu Group Holdings Ltd.	1,015,000	1,153,755
China Literature Ltd. (a)(b)	380,400	1,994,400
China Medical System Holdings Ltd.	1,262,000	2,178,486
China Meidong Auto Holding Ltd.	622,000	1,543,268
China Mengniu Dairy Co. Ltd.	2,927,000	14,119,475
China Overseas Property Holdings Ltd.	1,230,000	1,608,876
China Resources Cement Holdings Ltd.	2,276,000	1,316,266
China Resources Land Ltd.	2,970,744	14,237,460
China Resources Microelectronics Ltd. (A Shares)	60,917	497,142
China Resources Mixc Lifestyle Services Ltd. (b)	638,000	3,675,939
China State Construction International Holdings Ltd.	1,873,000	2,243,373
ChinaSoft International Ltd.	2,560,000	2,250,683
Chow Tai Fook Jewellery Group Ltd.	1,550,000	3,318,026
Country Garden Holdings Co. Ltd.	11,556,958	4,336,530
Country Garden Services Holdings Co. Ltd.	2,040,000	5,515,065
Dali Foods Group Co. Ltd. (b)	1,960,000	874,021
Daqo New Energy Corp. ADR (a)	55,475	2,524,667
Dongyue Group Co. Ltd.	1,360,000	1,628,154
ENN Energy Holdings Ltd.	731,900	11,027,338
GCL Technology Holdings Ltd. (a)	18,806,000	5,207,933
GDS Holdings Ltd. Class A (a)	809,092	2,359,400
Geely Automobile Holdings Ltd.	5,580,000	9,052,435
Genscript Biotech Corp. (a)	1,074,000	3,639,269
Greentown China Holdings Ltd.	817,500	1,205,300
Greentown Service Group Co. Ltd.	1,372,000	1,001,639
H World Group Ltd. ADR	178,573	8,478,646
Haichang Ocean Park Holdings Ltd. (a)(b)(d)	3,018,000	712,845
Haidilao International Holding Ltd. (a)(b)	1,035,000	2,822,149
Haitian International Holdings Ltd.	597,000	1,832,166
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,100,000	2,251,383
Hengan International Group Co. Ltd.	597,000	2,936,858
Hygeia Healthcare Holdings Co. (a)(b)	314,800	2,498,449
Innovent Biologics, Inc. (a)(b)	952,000	5,185,024
iQIYI, Inc. ADR (a)	402,415	2,696,181
JD Health International, Inc. (a)(b)	1,029,100	8,545,995
JD.com, Inc. Class A	1,992,257	59,156,836
Jiumaojiu International Holdings Ltd. (b)	675,000	1,729,473
JOYY, Inc. ADR	43,227	1,542,339
Kanzhun Ltd. ADR (a)	168,505	4,092,986
KE Holdings, Inc. ADR (a)	615,859	11,294,854
Kingboard Chemical Holdings Ltd.	616,500	2,518,303
Kingboard Laminates Holdings Ltd.	871,500	1,062,636
Kingdee International Software Group Co. Ltd. (a)	2,409,000	5,257,670
Kingsoft Corp. Ltd.	885,000	3,258,607
Koolearn Technology Holding Ltd. (a)(b)	371,500	3,017,423
Kuaishou Technology Class B (a)(b)	1,629,700	14,339,429
Li Auto, Inc. Class A (a)	1,000,348	12,240,493
Li Ning Co. Ltd.	2,180,000	21,550,748
Longfor Properties Co. Ltd. (b)	1,741,500	5,754,111
Lufax Holding Ltd. ADR	635,155	1,937,223
Meituan Class B (a)(b)	4,648,720	103,926,221
Microport Scientific Corp. (a)(d)	590,200	1,851,944
Minth Group Ltd.	702,000	2,060,372
NetEase, Inc.	1,820,950	32,307,510
New Oriental Education & Technology Group, Inc. (a)	1,411,810	5,992,880
NIO, Inc. sponsored ADR (a)(d)	1,265,526	15,274,899
Parade Technologies Ltd.	71,000	2,193,682
Pinduoduo, Inc. ADR (a)	467,151	45,771,455
Ping An Healthcare and Technology Co. Ltd. (a)(b)	470,800	1,246,678
Pop Mart International Group Ltd. (b)(d)	518,600	1,681,577
Sany Heavy Equipment International Holdings Co. Ltd.	1,057,000	1,067,782
Shenzhou International Group Holdings Ltd.	765,900	9,645,452
Silergy Corp.	299,000	6,079,224
Sino Biopharmaceutical Ltd.	9,596,000	5,583,795
Smoore International Holdings Ltd. (b)(d)	1,688,000	2,544,604
Sunny Optical Technology Group Co. Ltd.	659,200	8,897,314
TAL Education Group ADR (a)	417,152	3,049,381
Tencent Holdings Ltd.	5,774,200	281,370,527
Tencent Music Entertainment Group ADR (a)	658,014	5,520,737
Tingyi (Cayman Islands) Holding Corp.	1,836,000	3,054,395
Tongcheng Travel Holdings Ltd. (a)	1,136,400	2,574,867
Topsports International Holdings Ltd. (b)	1,814,000	1,709,265
Trip.com Group Ltd. ADR (a)	504,041	18,528,547
Uni-President China Holdings Ltd.	1,220,000	1,173,692
Vinda International Holdings Ltd.	340,000	938,314
Vipshop Holdings Ltd. ADR (a)	387,455	5,993,929
Want Want China Holdings Ltd.	4,430,000	2,885,261
Weibo Corp. sponsored ADR (a)	65,778	1,496,450
Wuxi Biologics (Cayman), Inc. (a)(b)	3,348,000	27,957,166
Xiaomi Corp. Class B (a)(b)	14,131,400	23,376,855
Xinyi Solar Holdings Ltd.	4,529,498	5,892,710
XPeng, Inc. Class A (a)(d)	773,952	4,073,317
XTEP International Holdings Ltd.	1,226,000	1,634,699
Yadea Group Holdings Ltd. (b)	1,142,000	2,603,597
Yihai International Holding Ltd.	438,000	1,558,607
Zai Lab Ltd. ADR (a)	81,418	3,430,955
Zhen Ding Technology Holding Ltd.	612,000	2,257,937
Zhongsheng Group Holdings Ltd. Class H	570,500	3,227,996
ZTO Express, Inc. sponsored ADR	390,864	11,143,533
TOTAL CAYMAN ISLANDS		1,234,248,353
Chile - 0.4%
Banco de Chile	42,068,389	4,597,032
Banco de Credito e Inversiones	54,474	1,642,112
Banco Santander Chile	60,886,541	2,559,643
Cencosud SA	1,310,614	2,354,037
Compania Cervecerias Unidas SA	119,115	914,882
Compania Sud Americana de Vapores SA	14,160,709	1,229,038
Empresas CMPC SA	1,039,150	1,786,833
Empresas COPEC SA	358,955	2,707,419
Enel Americas SA	19,848,074	2,627,613
Enel Chile SA	25,545,839	1,206,132
Falabella SA	710,721	1,651,480
TOTAL CHILE		23,276,221
China - 12.0%
360 Security Technology, Inc. (A Shares)	389,800	405,308
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	119,900	363,693
3Peak, Inc. (A Shares)	6,633	285,783
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	34,094	532,800
AECC Aero-Engine Control Co. Ltd. (A Shares)	72,500	279,925
AECC Aviation Power Co. Ltd.	147,400	993,437
Agricultural Bank of China Ltd.:
(A Shares)	5,390,700	2,324,158
(H Shares)	26,225,000	9,439,255
Aier Eye Hospital Group Co. Ltd. (A Shares)	389,957	1,905,284
Air China Ltd.:
(A Shares) (a)	192,000	294,408
(H Shares) (a)	2,004,000	1,788,335
Aluminum Corp. of China Ltd.:
(A shares)	912,000	718,260
(H Shares)	3,428,000	1,831,902
Amlogic Shanghai Co. Ltd. (A Shares) (a)	22,525	259,668
Angel Yeast Co. Ltd. (A Shares)	48,000	296,334
Anhui Conch Cement Co. Ltd.:
(A Shares)	273,300	1,193,613
(H Shares)	1,086,500	4,124,814
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	21,100	871,078
(B Shares)	104,300	1,783,457
Anhui Honglu Steel Construction Group Co. Ltd.	38,910	192,379
Anhui Kouzi Distillery Co. Ltd. (A Shares)	32,700	270,716
Anhui Yingjia Distillery Co. Ltd. (A Shares)	37,000	360,141
Anjoy Foods Group Co. Ltd. (A Shares)	16,300	385,519
Apeloa Pharmaceutical Co. Ltd. A Shares	63,400	228,602
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	52,400	225,633
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	18,840	447,812
Avary Holding Shenzhen Co. Ltd. (A Shares)	107,800	461,913
AVIC Capital Co. Ltd. (A Shares)	479,100	372,466
AVIC Electromechanical Systems Co. Ltd. (A Shares)	212,500	347,457
AviChina Industry & Technology Co. Ltd. (H Shares)	2,323,000	1,208,220
Avicopter PLC (A Shares)	32,000	228,930
Bank of Beijing Co. Ltd. (A Shares)	1,144,780	721,242
Bank of Changsha Co. Ltd. (A Shares)	213,200	216,991
Bank of Chengdu Co. Ltd. (A Shares)	200,400	432,028
Bank of China Ltd.:
(A Shares)	2,434,600	1,161,650
(H Shares)	72,887,000	27,745,515
Bank of Communications Co. Ltd.:
(A Shares)	2,292,700	1,648,220
(H Shares)	8,020,000	4,957,157
Bank of Hangzhou Co. Ltd. (A Shares)	328,620	634,860
Bank of Jiangsu Co. Ltd. (A Shares)	816,600	899,436
Bank of Nanjing Co. Ltd. (A Shares)	572,600	881,651
Bank of Ningbo Co. Ltd. (A Shares)	365,880	1,783,225
Bank of Shanghai Co. Ltd. (A Shares)	765,377	679,687
Bank of Suzhou Co. Ltd.	201,800	233,843
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,221,400	1,119,956
BBMG Corp.:
(A Shares)	438,700	164,561
(H Shares)	540,000	70,387
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,772,000	1,347,704
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	227,500	309,557
Beijing Easpring Material Technology Co. Ltd. (A Shares)	27,700	278,003
Beijing Enlight Media Co. Ltd. (A Shares)	155,000	188,765
Beijing Kingsoft Office Software, Inc. (A Shares)	25,535	1,066,338
Beijing New Building Materials PLC (A Shares)	95,700	405,909
Beijing Originwater Technology Co. Ltd. (A Shares)	205,200	149,211
Beijing Shiji Information Technology Co. Ltd. (A Shares)	94,820	240,611
Beijing Tongrentang Co. Ltd. (A Shares)	76,100	532,496
Beijing United Information Technology Co. Ltd. (A Shares)	28,335	407,363
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	33,405	664,905
Beijing Yanjing Brewery Co. Ltd. (A Shares)	156,200	260,696
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	12,900	199,924
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	22,800	293,166
Betta Pharmaceuticals Co. Ltd. (A Shares)	22,800	203,250
BGI Genomics Co. Ltd.	22,100	178,515
Bloomage Biotechnology Corp. Ltd. (A Shares)	17,713	327,838
BOC International China Co. Ltd.	151,800	254,023
BOE Technology Group Co. Ltd. (A Shares)	2,065,500	1,220,440
BTG Hotels Group Co. Ltd.	62,300	215,661
By-Health Co. Ltd. (A Shares)	94,900	324,732
BYD Co. Ltd.:
(A Shares)	104,800	4,478,038
(H Shares)	755,000	23,909,002
Caitong Securities Co. Ltd.	249,990	289,802
CECEP Solar Energy Co. Ltd. (A Shares)	215,700	245,501
CECEP Wind-Power Corp. (A Shares)	367,510	217,227
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	46,600	237,890
CGN Power Co. Ltd. (H Shares) (b)	10,185,000	2,379,819
Changchun High & New Technology Industry Group, Inc. (A Shares)	22,400	669,115
Changjiang Securities Co. Ltd. (A Shares)	299,000	255,237
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	15,800	317,547
Chaozhou Three-Circle Group Co. (A Shares)	105,600	522,818
Chengtun Mining Group Co. Ltd. (A Shares)	165,800	155,362
Chengxin Lithium Group Co. Ltd. (A Shares)	47,700	303,492
China Baoan Group Co. Ltd. (A Shares)	142,500	265,296
China Cinda Asset Management Co. Ltd. (H Shares)	8,236,000	1,169,336
China CITIC Bank Corp. Ltd.:
(A Shares)	74,600	55,879
(H Shares)	8,230,000	3,970,564
China Coal Energy Co. Ltd. (H Shares)	1,911,000	1,533,534
China Communications Services Corp. Ltd. (H Shares)	2,292,000	872,197
China Construction Bank Corp.:
(A Shares)	954,700	793,834
(H Shares)	88,329,000	57,174,560
China CSSC Holdings Ltd. (A Shares)	248,200	874,021
China Eastern Airlines Corp. Ltd. (A Shares) (a)	629,900	501,958
China Energy Engineering Corp. Ltd. (A Shares)	1,802,200	628,276
China Everbright Bank Co. Ltd.:
(A Shares)	2,206,400	1,004,321
(H Shares)	3,226,000	1,029,788
China Galaxy Securities Co. Ltd.:
(A Shares)	154,700	225,204
(H Shares)	3,583,000	1,931,431
China Great Wall Securities Co. Ltd. (A Shares)	185,100	250,507
China Greatwall Technology Group Co. Ltd. (A Shares)	177,500	320,771
China International Capital Corp. Ltd.	69,800	414,334
China International Capital Corp. Ltd. (H Shares) (b)	1,410,800	3,152,614
China Jushi Co. Ltd. (A Shares)	225,404	493,615
China Life Insurance Co. Ltd.:
(A Shares)	124,700	630,165
(H Shares)	6,996,000	12,878,046
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,094,000	4,271,085
China Meheco Co. Ltd. (A Shares)	82,560	187,578
China Merchants Bank Co. Ltd.:
(A Shares)	1,035,000	6,346,320
(H Shares)	3,713,346	24,085,239
China Merchants Energy Shipping Co. Ltd. (A Shares)	449,800	426,899
China Merchants Securities Co. Ltd. (A Shares)	410,100	869,995
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	430,800	949,174
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	54,200	332,348
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,498,800	1,292,736
(H Shares)	5,044,540	1,886,034
China National Building Materials Co. Ltd. (H Shares)	3,592,000	3,295,864
China National Chemical Engineering Co. Ltd. (A Shares)	337,000	434,405
China National Nuclear Power Co. Ltd. (A Shares)	1,049,500	940,830
China National Software & Service Co. Ltd. (A Shares)	36,500	408,232
China Northern Rare Earth Group High-Tech Co. Ltd.	200,700	866,324
China Oilfield Services Ltd. (H Shares)	1,682,000	2,038,641
China Pacific Insurance (Group) Co. Ltd.	286,000	1,096,951
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,594,000	7,132,116
China Petroleum & Chemical Corp.:
(A Shares)	2,981,800	2,000,362
(H Shares)	21,909,000	11,830,197
China Railway Group Ltd.:
(A Shares)	1,028,200	869,709
(H Shares)	4,113,000	2,243,782
China Railway Signal & Communications Corp. (A Shares)	393,289	282,291
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	54,700	394,182
China Shenhua Energy Co. Ltd.:
(A Shares)	377,100	1,589,117
(H Shares)	3,111,500	9,684,916
China Southern Airlines Ltd.:
(A Shares) (a)	327,100	355,759
(H Shares) (a)	2,210,000	1,468,031
China State Construction Engineering Corp. Ltd. (A Shares)	2,316,180	1,904,092
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,597,800	1,363,490
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	110,800	3,509,533
(H Shares) (a)(b)	63,900	1,957,931
China Tower Corp. Ltd. (H Shares) (b)	41,242,000	4,685,956
China United Network Communications Ltd. (A Shares)	1,721,900	1,335,590
China Vanke Co. Ltd.:
(A Shares)	610,900	1,657,261
(H Shares)	1,502,700	3,037,709
China Yangtze Power Co. Ltd. (A Shares)	1,263,000	3,891,364
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	28,700	483,320
China Zheshang Bank Co. Ltd. (a)	890,300	390,765
Chongqing Brewery Co. Ltd. (A Shares)	26,800	478,857
Chongqing Changan Automobile Co. Ltd. (A Shares)	458,576	965,799
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	47,300	187,198
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	186,800	99,424
(H Shares)	602,000	217,471
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	88,500	1,287,590
CITIC Securities Co. Ltd.:
(A Shares)	797,195	2,538,291
(H Shares)	1,801,425	4,121,326
Cmoc Group Ltd.:
(A Shares)	707,700	597,195
(H Shares)	3,780,000	2,187,879
CNGR Advanced Material Co. Ltd.	22,500	259,761
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	160,620	177,769
Contemporary Amperex Technology Co. Ltd.	135,300	9,388,360
COSCO Shipping Development Co. Ltd. (A Shares)	568,000	211,581
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares) (a)	95,800	203,528
(H Shares) (a)	324,000	305,240
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	577,110	911,907
(H Shares)	3,139,050	3,256,076
CRRC Corp. Ltd.:
(A Shares)	1,304,500	1,035,246
(H Shares)	4,278,000	1,939,071
CSC Financial Co. Ltd. (A Shares)	240,400	965,030
Daan Gene Co. Ltd.	75,696	178,622
Dajin Heavy Industry Co. Ltd.	30,900	216,887
Daqin Railway Co. Ltd. (A Shares)	841,600	835,849
DaShenLin Pharmaceutical Group Co. Ltd.	53,356	301,181
Datang International Power Generation Co. Ltd. (A Shares) (a)	457,900	188,062
DHC Software Co. Ltd. (A Shares)	176,800	162,536
Do-Fluoride New Materials Co. Ltd. (A Shares)	42,300	231,504
Dong-E-E-Jiao Co. Ltd. (A Shares)	35,200	229,864
Dongfang Electric Corp. Ltd. (A Shares)	154,500	491,082
Dongfeng Motor Group Co. Ltd. (H Shares)	2,674,000	1,594,284
Dongxing Securities Co. Ltd. (A Shares)	175,700	217,918
East Money Information Co. Ltd. (A Shares)	731,298	2,451,348
Ecovacs Robotics Co. Ltd. Class A	32,900	426,250
ENN Natural Gas Co. Ltd. (A Shares)	144,100	385,801
Eve Energy Co. Ltd. (A shares)	105,255	1,383,127
Everbright Securities Co. Ltd. (A Shares)	215,500	509,079
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	200,481	195,880
FAW Jiefang Group Co. Ltd. (A Shares)	177,500	216,830
First Capital Securities Co. Ltd. (A Shares)	228,500	203,600
Flat Glass Group Co. Ltd.	263,000	823,407
Flat Glass Group Co. Ltd. (A Shares)	161,000	899,091
Focus Media Information Technology Co. Ltd. (A Shares)	790,820	816,379
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	214,364	2,526,459
Foxconn Industrial Internet Co. Ltd. (A Shares)	548,696	774,501
Fujian Sunner Development Co. Ltd. A Shares	68,700	250,360
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	171,100	991,886
(H Shares) (b)	498,400	2,452,905
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	3,900	204,687
Ganfeng Lithium Group Co. Ltd. (A Shares)	119,100	1,401,096
Gaona Aero Material Co., Ltd. (A Shares)	26,900	179,490
GCL System Integration Technology Co. Ltd. (a)	319,100	153,448
GD Power Development Co. Ltd. (A Shares) (a)	993,500	585,227
GEM Co. Ltd. (A Shares)	262,400	311,266
Gemdale Corp. (A Shares)	251,800	368,912
GF Securities Co. Ltd.:
(A Shares)	228,600	591,855
(H Shares)	1,169,600	1,915,301
Gigadevice Semiconductor Beijing, Inc. (A Shares)	36,684	626,025
Ginlong Technologies Co. Ltd. (A Shares)	20,650	563,013
GoerTek, Inc. (A Shares)	189,200	581,872
GoodWe Technologies Co. Ltd. (A Shares)	6,837	413,903
Gotion High-tech Co. Ltd. (A Shares)	92,000	444,535
Great Wall Motor Co. Ltd.:
(A Shares)	110,700	510,520
(H Shares)	2,844,500	4,016,298
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	161,100	828,224
GRG Banking Equipment Co. Ltd. (A Shares)	136,100	205,474
Guangdong Haid Group Co. Ltd. (A Shares)	92,600	855,665
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	165,800	237,365
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	18,300	269,654
Guanghui Energy Co. Ltd. (A Shares)	363,900	553,223
Guangzhou Automobile Group Co. Ltd.	362,400	632,860
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,530,000	1,820,163
Guangzhou Baiyunshan Pharma Health (A Shares)	77,700	348,937
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	25,600	289,294
Guangzhou Haige Communications Group (A Shares)	121,300	157,839
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	25,900	323,597
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	39,000	364,661
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	106,600	779,586
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	225,717	221,970
Guolian Securities Co. Ltd.	127,900	229,127
Guosen Securities Co. Ltd. (A Shares)	353,800	492,742
Guotai Junan Securities Co. Ltd. (A Shares)	413,700	876,742
Guoyuan Securities Co. Ltd. (A Shares)	234,910	247,639
Haier Smart Home Co. Ltd.	2,211,400	8,155,912
Haier Smart Home Co. Ltd. (A Shares)	271,600	1,038,314
Haitong Securities Co. Ltd.:
(A Shares)	326,300	452,485
(H Shares)	3,261,600	2,249,936
Hanergy Mobile Energy Holding (a)(c)	1,618,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	174,500	275,179
Hangzhou Chang Chuan Technology Co. Ltd.	33,500	215,105
Hangzhou First Applied Material Co. Ltd. (A Shares)	73,860	825,001
Hangzhou Lion Electronics Co. Ltd. (A Shares)	37,000	256,340
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	53,800	307,008
Hangzhou Robam Appliances Co. Ltd. (A Shares)	54,500	242,977
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	77,900	409,588
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	30,000	518,790
(H Shares) (b)	99,200	1,301,274
Heilongjiang Agriculture Co. Ltd. (A Shares)	96,400	202,169
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	124,600	325,093
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	192,723	729,088
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	89,800	297,154
Hengli Petrochemical Co. Ltd. (A Shares)	324,240	843,313
Hengtong Optic-electric Co. Ltd. (A Shares)	130,600	300,726
Hengyi Petrochemical Co. Ltd. (A Shares)	196,520	227,574
Hesteel Co. Ltd. (A Shares)	580,100	207,515
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	29,600	519,970
Hongfa Technology Co. Ltd. (A Shares)	29,140	162,111
Hoshine Silicon Industry Co. Ltd. (A Shares)	27,800	384,530
Huadian Power International Corp. Ltd. (A Shares)	453,200	391,667
Huadong Medicine Co. Ltd. (A Shares)	97,580	686,936
Huafon Chemical Co. Ltd. (A Shares)	267,400	301,499
Huagong Tech Co. Ltd. (A Shares)	54,300	151,327
Huaibei Mining Holdings Co. Ltd. (A Shares)	140,000	279,126
Hualan Biological Engineer, Inc. (A Shares)	100,160	331,776
Huaneng Power International, Inc.:
(A Shares) (a)	436,600	485,049
(H Shares) (a)	3,888,000	1,898,275
Huatai Securities Co. Ltd.:
(A Shares)	228,600	440,567
(H Shares) (b)	1,756,800	2,274,738
HUAXI Securities Co. Ltd.	141,700	171,867
Huaxia Bank Co. Ltd. (A Shares)	675,500	521,948
Huaxin Cement Co. Ltd. (A Shares)	75,200	182,395
Huayu Automotive Systems Co. Ltd. (A Shares)	172,000	465,594
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	28,100	216,761
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	49,200	213,355
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	60,700	293,207
Huizhou Desay SV Automotive Co. Ltd.	30,800	601,480
Humanwell Healthcare Group Co. Ltd. (A Shares)	89,700	353,608
Hunan Valin Steel Co. Ltd. (A Shares)	360,000	265,359
Hundsun Technologies, Inc. (A Shares)	104,752	734,761
iFlytek Co. Ltd. (A Shares)	127,700	769,451
IMEIK Technology Development Co. Ltd. (A Shares)	12,000	1,061,511
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,398,700	2,816,053
(H Shares)	51,029,000	27,296,377
Industrial Bank Co. Ltd. (A Shares)	1,147,400	3,003,789
Industrial Securities Co. Ltd. (A Shares)	473,210	485,035
Ingenic Semiconductor Co. Ltd. (A Shares)	26,500	306,946
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	354,900	1,715,367
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	2,521,000	764,311
Inner Mongolia Dian Tou Energy Corp. Ltd.	104,200	204,068
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	64,600	160,841
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	461,200	303,182
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	980,404	1,473,517
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	197,800	263,334
Inspur Electronic Information Industry Co. Ltd. (A Shares)	79,796	280,858
iRay Technology Co. Ltd. (A Shares)	4,001	277,385
JA Solar Technology Co. Ltd. (A Shares)	130,680	1,281,003
Jafron Biomedical Co. Ltd. (A Shares)	44,390	222,418
Jason Furniture Hangzhou Co. Ltd. (A Shares)	45,810	290,126
JCET Group Co. Ltd. (A Shares)	97,300	386,141
Jiangsu Eastern Shenghong Co. Ltd.	229,400	532,750
Jiangsu Expressway Co. Ltd. (H Shares)	1,220,000	1,201,554
Jiangsu Hengli Hydraulic Co. Ltd.	72,276	701,915
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	353,475	2,215,030
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	70,000	600,991
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	83,600	2,181,629
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	17,200	281,759
Jiangsu Yoke Technology Co. Ltd. (A Shares)	26,300	203,869
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	54,900	244,318
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	189,100	459,889
Jiangxi Copper Co. Ltd.:
(A Shares)	144,100	417,135
(H Shares)	1,000,000	1,722,054
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	94,100	272,196
JiuGui Liquor Co. Ltd. (A Shares)	18,000	376,247
Jizhong Energy Resources Co. Ltd. (A Shares)	191,100	186,849
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	101,000	176,265
Joinn Laboratories China Co. Ltd. (A Shares)	24,276	229,539
Jointown Pharmaceutical Group (A Shares)	105,300	211,714
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	42,600	228,823
Juewei Food Co. Ltd.	33,700	266,732
Juneyao Airlines Co. Ltd. (A shares) (a)	102,200	231,423
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	10,350	0
Keda Industrial Group Co. Ltd.	104,300	248,837
Kuang-Chi Technologies Co. Ltd. (A Shares)	118,400	323,244
Kweichow Moutai Co. Ltd. (A Shares)	69,600	19,088,739
Lb Group Co. Ltd. (A Shares)	129,873	402,082
Lens Technology Co. Ltd. (A Shares)	273,600	540,494
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	98,800	327,062
Liaoning Port Co. Ltd. (A Shares)	1,091,500	263,844
Lingyi iTech Guangdong Co. (A Shares) (a)	387,600	308,964
Livzon Pharmaceutical Group, Inc. (A Shares)	34,300	172,492
LONGi Green Energy Technology Co. Ltd.	420,348	3,014,264
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	18,340	173,127
Luxi Chemical Group Co. Ltd.	100,000	199,289
Luxshare Precision Industry Co. Ltd. (A Shares)	392,828	1,903,016
Luzhou Laojiao Co. Ltd. (A Shares)	81,600	2,876,961
Mango Excellent Media Co. Ltd. (A Shares)	101,807	461,492
Maxscend Microelectronics Co. Ltd. (A Shares)	29,476	587,301
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	217,060	205,416
Metallurgical Corp. China Ltd. (A Shares)	973,300	486,929
Ming Yang Smart Energy Group Ltd. (A Shares)	116,700	483,110
Montage Technology Co. Ltd. (A Shares)	62,591	515,504
Muyuan Foodstuff Co. Ltd. (A Shares)	295,640	2,190,074
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	89,535	252,635
NARI Technology Co. Ltd. (A Shares)	371,712	1,457,119
NAURA Technology Group Co. Ltd.	29,200	1,019,633
NavInfo Co. Ltd. (A Shares)	128,300	228,687
New China Life Insurance Co. Ltd.	78,400	362,207
New China Life Insurance Co. Ltd. (H Shares)	898,500	2,409,742
New Hope Liuhe Co. Ltd. (A Shares) (a)	248,800	483,751
Ninestar Corp. (A Shares)	78,500	597,759
Ningbo Deye Technology Co. Ltd. (A Shares)	11,100	575,253
Ningbo Joyson Electronic Corp. (A shares) (a)	74,600	177,074
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	38,300	365,475
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	24,867	291,580
Ningbo Shanshan Co. Ltd. (A Shares)	119,300	347,000
Ningbo Tuopu Group Co. Ltd. (A Shares)	61,100	647,590
Ningxia Baofeng Energy Group Co. Ltd.	338,400	672,769
Nongfu Spring Co. Ltd. (H Shares) (b)	1,633,000	9,244,098
North Industries Group Red Arrow Co. Ltd. (A Shares)	76,800	261,250
Offshore Oil Enginering Co. Ltd. (A Shares)	231,900	229,144
OFILM Group Co. Ltd. (A Shares) (a)	176,000	131,704
Oppein Home Group, Inc. (A Shares)	28,660	534,855
Orient Securities Co. Ltd. (A Shares)	405,808	653,227
Ovctek China, Inc. (A Shares)	48,820	268,797
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	476,200	368,035
People's Insurance Co. of China Group Ltd.:
(A Shares)	212,200	162,170
(H Shares)	8,526,000	2,874,328
Perfect World Co. Ltd. (A Shares)	103,900	216,789
PetroChina Co. Ltd.:
(A Shares)	1,579,300	1,214,662
(H Shares)	18,878,000	10,098,791
Pharmaron Beijing Co. Ltd.:
(A Shares)	45,350	499,852
(H Shares) (b)	201,550	1,477,346
PICC Property & Casualty Co. Ltd. (H Shares)	6,389,840	6,007,423
Ping An Bank Co. Ltd. (A Shares)	1,069,000	2,383,586
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	566,194	4,293,617
(H Shares)	5,888,000	45,736,229
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	126,300	211,252
Poly Developments & Holdings (A Shares)	664,700	1,549,412
Porton Pharma Solutions Ltd. (A Shares)	29,900	210,298
Postal Savings Bank of China Co. Ltd.	1,272,300	908,923
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	7,615,000	5,182,067
Power Construction Corp. of China Ltd. (A Shares)	840,200	875,595
Proya Cosmetics Co. Ltd. (A Shares)	8,160	199,760
Pylon Technologies Co. Ltd. (Series A)	8,619	392,998
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	300,600	1,118,933
Raytron Technology Co. Ltd. (A Shares)	24,210	158,689
Riyue Heavy Industry Co. Ltd. (A Shares)	52,200	186,114
Rongsheng Petrochemical Co. Ltd. (A Shares)	560,000	1,101,234
SAIC Motor Corp. Ltd. (A Shares)	430,000	959,580
Sailun Group Co. Ltd. A Shares	168,400	250,330
Sangfor Technologies, Inc.	22,900	513,715
Sany Heavy Industry Co. Ltd. (A Shares)	469,500	1,221,796
Satellite Chemical Co. Ltd. (A Shares)	185,856	488,709
Sealand Securities Co. Ltd. (A Shares)	296,200	155,637
Seazen Holdings Co. Ltd. (A Shares) (a)	124,800	394,821
SF Holding Co. Ltd. (A Shares)	272,000	2,374,904
SG Micro Corp. (A Shares)	19,750	522,860
Shaanxi Coal Industry Co. Ltd. (A Shares)	537,400	1,558,941
Shan Xi Hua Yang Group New Energy Co. Ltd.	133,100	310,362
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	59,043	168,033
Shandong Gold Mining Co. Ltd.:
(A Shares)	382,784	1,125,528
(H Shares) (b)	415,750	801,806
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	116,420	584,149
Shandong Linglong Tyre Co. Ltd. (A Shares)	80,500	263,417
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	653,900	350,903
Shandong Sun Paper Industry JSC Ltd. (A Shares)	152,400	252,582
Shandong Weifang Rainbow Chemical Co. Ltd.	15,500	188,272
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,304,400	3,830,791
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	58,140	313,500
Shanghai Baosight Software Co. Ltd.	458,637	1,437,515
Shanghai Baosight Software Co. Ltd. (A Shares)	84,240	625,245
Shanghai Construction Group Co. Ltd. (A Shares)	474,800	185,061
Shanghai Electric Group Co. Ltd. (A Shares) (a)	695,700	422,094
Shanghai Electric Power Co. Ltd. (A Shares) (a)	155,800	233,108
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	104,800	530,176
(H Shares)	484,500	1,562,238
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	8,130	255,750
Shanghai Fudan Microelectronics Group Co. Ltd. (H Shares)	339,000	1,413,069
Shanghai International Airport Co. Ltd. (A Shares) (a)	69,700	626,382
Shanghai International Port Group Co. Ltd. (A Shares)	536,800	424,822
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	51,200	437,362
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	38,637	329,066
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	142,460	260,143
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,045,003	837,458
Shanghai M&G Stationery, Inc. (A Shares)	53,200	423,660
Shanghai Medicilon, Inc. (A Shares)	4,694	145,899
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	151,500	419,740
(H Shares)	747,900	1,318,694
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,603,300	1,752,488
Shanghai Putailai New Energy Technology Co. Ltd.	77,024	632,661
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	367,800	341,058
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	525,400	460,427
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	313,200	367,522
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	165,500	486,468
Shanxi Meijin Energy Co. Ltd. (A Shares)	238,800	341,231
Shanxi Securities Co. Ltd. (A Shares)	194,830	171,226
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	297,000	202,529
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	67,740	2,933,705
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	225,660	394,479
Shenghe Resources Holding Co. Ltd. (A Shares)	95,600	233,350
Shengyi Technology Co. Ltd.	126,300	302,816
Shennan Circuits Co. Ltd. (A Shares)	28,340	321,324
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,244,600	766,688
Shenzhen Capchem Technology Co. Ltd. (A Shares)	40,880	297,504
Shenzhen Dynanonic Co. Ltd. (A Shares)	9,600	383,748
Shenzhen Energy Group Co. Ltd. (A Shares)	264,360	242,709
Shenzhen Inovance Technology Co. Ltd. (A Shares)	146,750	1,553,341
Shenzhen Kangtai Biological Products Co. Ltd.	61,000	333,028
Shenzhen Kedali Industry Co. Ltd.	12,800	286,888
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	32,400	279,653
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	67,100	3,318,568
Shenzhen New Industries Biomedical Engineering Co. Ltd.	43,300	354,440
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	453,000	361,116
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	61,600	331,074
Shenzhen SC New Energy Technology Corp. (A Shares)	19,300	353,675
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	70,138	242,962
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	43,900	186,989
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	44,507	565,023
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	52,600	245,397
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	93,160	401,570
Sichuan Chuantou Energy Co. Ltd. (A Shares)	208,200	386,470
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	480,200	229,112
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	78,200	315,226
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	83,500	245,637
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	267,100	464,624
Sichuan Swellfun Co. Ltd. (A Shares)	27,100	328,479
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	63,100	242,066
Sieyuan Electric Co. Ltd. (A Shares)	43,600	281,935
Sinoma Science & Technology Co. Ltd. (A Shares)	92,400	340,876
Sinomine Resource Group Co. Ltd. (A Shares)	25,500	340,317
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	402,300	191,119
Sinopharm Group Co. Ltd. (H Shares)	1,255,200	3,076,485
SKSHU Paint Co. Ltd. (A Shares) (a)	20,780	382,241
Songcheng Performance Development Co. Ltd. (A Shares)	143,480	309,834
Soochow Securities Co. Ltd. (A Shares)	269,145	283,886
Southwest Securities Co. Ltd. (A Shares)	360,400	213,615
StarPower Semiconductor Ltd. (A Shares)	9,500	446,442
Sungrow Power Supply Co. Ltd. (A Shares)	82,300	1,593,976
Sunwoda Electronic Co. Ltd. (A Shares)	95,800	335,577
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	94,900	403,446
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	9,640	635,237
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	32,200	304,014
Tangshan Jidong Cement Co. Ltd. A Shares	148,500	191,274
TBEA Co. Ltd. (A Shares)	209,900	664,373
TCL Technology Group Corp. (A Shares)	789,500	492,557
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	179,100	1,129,980
Thunder Software Technology Co. Ltd. (A Shares)	25,100	409,899
Tianjin 712 Communication & Broadcasting Co. Ltd.	42,700	223,978
Tianma Microelectronics Co. Ltd. (A Shares)	130,900	183,246
Tianqi Lithium Corp. (A Shares) (a)	81,700	1,170,726
Tianshan Aluminum Group Co. Ltd.	214,100	286,801
Tianshui Huatian Technology Co. Ltd. (A Shares)	175,100	232,156
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	50,100	180,220
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	99,800	241,813
Toly Bread Co. Ltd.	71,252	176,831
TongFu Microelectronics Co. Ltd. (A Shares) (a)	83,100	226,666
Tongkun Group Co. Ltd. (A Shares)	127,600	297,564
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	554,700	288,160
Tongwei Co. Ltd. (A Shares)	249,600	1,566,153
Topchoice Medical Corp. (a)	17,700	427,173
TravelSky Technology Ltd. (H Shares)	873,000	1,814,578
Trina Solar Co. Ltd. (A Shares)	120,220	1,277,249
Tsingtao Brewery Co. Ltd.:
(A Shares)	55,300	830,630
(H Shares)	552,000	5,329,470
Unigroup Guoxin Microelectronics Co. Ltd.	47,119	880,291
Unisplendour Corp. Ltd. (A Shares)	156,903	536,164
Walvax Biotechnology Co. Ltd. (A Shares)	87,800	521,317
Wanhua Chemical Group Co. Ltd. (A Shares)	173,900	2,495,783
Weichai Power Co. Ltd.:
(A Shares)	310,600	517,303
(H Shares)	1,907,200	2,880,040
Weihai Guangwei Composites Co. Ltd. (A Shares)	28,800	308,338
Wens Foodstuffs Group Co. Ltd. (A Shares)	363,180	1,085,267
Western Mining Co. Ltd. (A Shares)	125,900	216,329
Western Securities Co. Ltd. (A Shares)	241,700	238,247
Western Superconducting Technologies Co. Ltd. (A Shares)	25,806	376,892
Will Semiconductor Ltd.	65,535	919,528
Wingtech Technology Co. Ltd. (A Shares)	69,000	600,938
Wuchan Zhongda Group Co. Ltd.	350,000	254,564
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	9,500	200,269
Wuhan Guide Infrared Co. Ltd. (A Shares)	182,330	318,881
Wuliangye Yibin Co. Ltd. (A Shares)	215,200	6,698,592
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	103,590	195,962
WuXi AppTec Co. Ltd.	147,244	2,045,978
WuXi AppTec Co. Ltd. (H Shares) (b)	321,022	4,171,371
Wuxi Autowell Technology Co. Ltd. (A Shares)	5,938	189,618
Wuxi Shangji Automation Co. Ltd. (A Shares)	21,440	364,451
XCMG Construction Machinery Co. Ltd. (A Shares)	653,900	564,817
Xiamen C&D, Inc. (A Shares)	169,800	334,443
Xiamen Faratronic Co. Ltd. (A Shares)	12,400	330,271
Xiamen Tungsten Co. Ltd. (A Shares)	78,400	258,307
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	176,900	307,976
(H Shares)	758,610	775,063
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	130,300	148,190
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	27,900	236,494
Yankuang Energy Group Co. Ltd.:
(A Shares)	171,500	874,372
(H Shares)	1,350,000	4,341,668
Yantai Jereh Oilfield Services (A Shares)	56,600	272,464
Yealink Network Technology Corp. Ltd.	50,150	454,988
Yifeng Pharmacy Chain Co. Ltd.	40,318	339,473
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	80,500	534,580
Yintai Gold Co. Ltd. (A Shares)	153,280	284,116
YongXing Special Materials Technology Co. Ltd. (A Shares)	23,000	388,429
Yonyou Network Technology Co. Ltd. (A Shares)	189,338	689,890
Youngor Group Co. Ltd. (A Shares)	274,789	263,666
Youngy Co. Ltd. (A Shares) (a)	14,300	242,373
YTO Express Group Co. Ltd. (A Shares)	192,300	598,925
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	69,400	176,795
Yunda Holding Co. Ltd. (A Shares)	161,190	353,722
Yunnan Aluminium Co. Ltd. (A Shares)	189,300	379,439
Yunnan Baiyao Group Co. Ltd. (A Shares)	99,600	848,767
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	15,800	328,552
Yunnan Energy New Material Co. Ltd.	49,500	1,149,861
Yunnan Tin Co. Ltd. (A Shares)	87,100	196,960
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	101,000	348,383
Zangge Mining Co. Ltd. (Series A)	87,200	361,778
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	33,500	1,546,119
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	1,089,500	1,253,808
Zhefu Holding Group Co. Ltd. (A Shares)	308,200	188,348
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	400,097	235,938
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	322,200	243,929
Zhejiang Chint Electric Co. Ltd. (A Shares)	118,900	568,365
Zhejiang Dahua Technology Co. Ltd. (A Shares)	165,100	310,503
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	27,660	224,129
Zhejiang Expressway Co. Ltd. (H Shares)	1,300,000	1,122,589
Zhejiang HangKe Technology, Inc. Co. (A Shares)	22,844	171,311
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	81,720	259,745
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	88,350	864,825
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	73,000	746,909
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	46,100	308,756
Zhejiang Juhua Co. Ltd. (A Shares)	150,500	369,981
Zhejiang NHU Co. Ltd. (A Shares)	171,228	494,779
Zhejiang Supcon Technology Co. Ltd. (A Shares)	27,471	375,426
Zhejiang Supor Cookware Co. Ltd.	32,800	251,447
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	96,490	278,547
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	90,600	307,191
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	29,000	244,272
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	47,000	170,481
Zheshang Securities Co. Ltd.	213,400	337,495
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	659,500	2,198,075
Zhongji Innolight Co. Ltd. (A Shares)	42,800	185,043
Zhongtai Securities Co. Ltd. (A Shares)	318,100	326,375
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	24,959	207,431
(H Shares)	532,300	2,835,747
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	22,600	160,280
Zhuzhou Kibing Group Co. Ltd. (A Shares)	154,400	275,405
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	154,000	165,736
Zijin Mining Group Co. Ltd.:
(A Shares)	1,107,100	1,944,832
(H Shares)	5,348,000	8,845,870
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	78,800	68,037
(H Shares)	642,800	357,579
ZTE Corp.:
(A Shares)	147,600	584,054
(H Shares)	826,680	1,996,455
TOTAL CHINA		778,486,665
Colombia - 0.1%
Bancolombia SA	213,995	1,924,526
Bancolombia SA sponsored ADR	9,406	284,532
Interconexion Electrica SA ESP	409,840	1,671,304
TOTAL COLOMBIA		3,880,362
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	40,002	111,065
TCS Group Holding PLC unit (a)(c)	103,050	173,903
TOTAL CYPRUS		284,968
Czech Republic - 0.1%
CEZ A/S	149,126	6,054,784
Komercni Banka A/S	69,939	2,351,984
MONETA Money Bank A/S (b)	302,512	1,116,217
TOTAL CZECH REPUBLIC		9,522,985
Egypt - 0.1%
Commercial International Bank SAE	2,336,746	3,833,409
Eastern Co. SAE	935,319	554,745
EFG-Hermes Holding SAE	690,031	433,956
TOTAL EGYPT		4,822,110
Greece - 0.3%
Alpha Bank SA (a)	2,034,589	2,750,502
Eurobank Ergasias Services and Holdings SA (a)	2,386,139	3,216,673
Ff Group (a)(c)	1,035	0
Hellenic Telecommunications Organization SA	183,713	2,890,000
Jumbo SA	112,785	2,020,682
Mytilineos SA	92,022	2,370,989
National Bank of Greece SA (a)	504,757	2,384,853
OPAP SA	183,360	2,746,903
Public Power Corp. of Greece (a)	192,913	1,530,995
Terna Energy SA	53,532	1,163,946
TOTAL GREECE		21,075,543
Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.	470,000	1,596,032
BYD Electronic International Co. Ltd.	625,500	2,168,080
China Everbright International Ltd.	3,451,333	1,534,753
China Jinmao Holdings Group Ltd.	5,740,022	1,318,455
China Merchants Holdings International Co. Ltd.	1,292,126	1,811,333
China Overseas Land and Investment Ltd.	3,545,000	9,572,462
China Power International Development Ltd.	5,017,563	2,157,087
China Resources Beer Holdings Co. Ltd.	1,500,878	11,299,033
China Resources Pharmaceutical Group Ltd. (b)	1,470,000	1,107,271
China Resources Power Holdings Co. Ltd.	1,781,691	3,711,175
China Taiping Insurance Group Ltd.	1,346,177	1,864,498
China Traditional Chinese Medicine Holdings Co. Ltd.	2,572,000	1,232,275
CITIC Pacific Ltd.	5,394,000	6,311,913
CSPC Pharmaceutical Group Ltd.	8,277,840	9,438,418
Far East Horizon Ltd.	1,410,000	1,273,619
Fosun International Ltd.	2,322,000	2,155,851
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	292,440	2,670,908
Guangdong Investment Ltd.	2,726,000	2,961,578
Hua Hong Semiconductor Ltd. (a)(b)	542,000	2,095,806
Lenovo Group Ltd.	6,746,000	5,410,758
Yuexiu Property Co. Ltd.	1,303,400	1,896,067
TOTAL HONG KONG		73,587,372
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	377,246	2,812,091
OTP Bank PLC	206,670	6,218,009
Richter Gedeon PLC	129,107	2,910,159
TOTAL HUNGARY		11,940,259
India - 12.7%
ABB India Ltd.	48,996	1,708,735
ACC Ltd.	69,360	1,676,218
Adani Enterprises Ltd.	263,354	9,624,837
Adani Green Energy Ltd. (a)	292,668	4,408,496
Adani Ports & Special Economic Zone Ltd.	488,034	3,673,605
Adani Power Ltd. (a)	714,656	1,966,437
Adani Total Gas Ltd.	253,944	6,574,335
Adani Transmissions Ltd. (a)	257,667	5,623,718
Ambuja Cements Ltd.	550,334	2,713,280
Apollo Hospitals Enterprise Ltd.	92,930	4,859,849
Asian Paints Ltd.	354,113	11,850,541
AU Small Finance Bank Ltd. (b)	153,382	1,168,566
Aurobindo Pharma Ltd.	242,272	1,213,892
Avenue Supermarts Ltd. (a)(b)	149,844	6,449,723
Axis Bank Ltd.	2,098,872	22,479,847
Bajaj Auto Ltd.	64,091	3,003,365
Bajaj Finance Ltd.	251,828	18,242,941
Bajaj Finserv Ltd.	352,790	5,829,524
Bajaj Holdings & Investment Ltd.	24,672	1,781,062
Balkrishna Industries Ltd.	71,158	1,941,352
Bandhan Bank Ltd. (a)(b)	593,958	1,784,040
Berger Paints India Ltd.	223,486	1,506,436
Bharat Electronics Ltd.	3,374,034	3,934,170
Bharat Forge Ltd.	235,948	2,532,570
Bharat Petroleum Corp. Ltd.	796,952	3,352,061
Bharti Airtel Ltd.	2,055,535	19,409,890
Biocon Ltd.	385,068	1,110,169
Britannia Industries Ltd.	100,020	5,297,336
Cholamandalam Investment and Finance Co. Ltd.	381,834	3,316,519
Cipla Ltd./India	447,041	5,584,545
Coal India Ltd.	1,419,702	3,927,179
Colgate-Palmolive Ltd.	113,129	2,014,374
Container Corp. of India Ltd.	253,455	1,956,142
Dabur India Ltd.	573,119	3,921,584
Divi's Laboratories Ltd.	122,397	4,983,835
DLF Ltd.	571,788	2,504,045
Dr. Reddy's Laboratories Ltd.	107,509	5,713,755
Eicher Motors Ltd.	126,369	5,062,491
GAIL India Ltd.	2,109,762	2,465,967
Godrej Consumer Products Ltd. (a)	377,902	4,233,454
Godrej Properties Ltd. (a)	115,820	1,683,730
Grasim Industries Ltd.	243,356	4,752,246
Havells India Ltd.	231,533	3,359,828
HCL Technologies Ltd.	1,002,204	13,849,368
HDFC Standard Life Insurance Co. Ltd. (b)	891,667	6,332,394
Hero Motocorp Ltd.	101,350	3,439,039
Hindalco Industries Ltd.	1,244,055	7,196,236
Hindustan Petroleum Corp. Ltd. (a)	584,634	1,704,525
Hindustan Unilever Ltd.	759,694	24,019,567
Housing Development Finance Corp. Ltd.	1,593,013	51,391,960
ICICI Bank Ltd.	4,758,477	48,788,267
ICICI Lombard General Insurance Co. Ltd. (b)	221,750	3,074,613
ICICI Prudential Life Insurance Co. Ltd. (b)	330,520	1,835,511
Indian Oil Corp. Ltd.	2,583,621	2,589,949
Indian Railway Catering & Tourism Corp. Ltd.	222,872	1,744,518
Indraprastha Gas Ltd.	290,029	1,513,142
Indus Towers Ltd.	619,932	1,166,176
Info Edge India Ltd.	65,311	2,953,679
Infosys Ltd.	3,108,909	58,681,697
InterGlobe Aviation Ltd. (a)(b)	88,622	2,309,616
ITC Ltd.	2,751,628	11,900,218
Jindal Steel & Power Ltd.	375,893	2,702,092
JSW Steel Ltd. (a)	669,065	5,894,208
Jubilant Foodworks Ltd.	365,203	2,188,160
Kotak Mahindra Bank Ltd.	513,370	10,922,671
Larsen & Toubro Ltd.	635,824	16,587,204
Ltimindtree Ltd. (b)	86,655	4,667,228
Lupin Ltd.	188,278	1,702,014
Mahindra & Mahindra Ltd.	803,774	13,615,524
Marico Ltd.	476,649	2,911,821
Maruti Suzuki India Ltd.	111,569	12,188,186
Mphasis BFL Ltd.	78,163	1,998,716
MRF Ltd.	1,757	1,958,929
Muthoot Finance Ltd.	111,701	1,432,813
Nestle India Ltd.	31,154	7,263,357
NTPC Ltd.	3,582,041	7,518,419
Oil & Natural Gas Corp. Ltd.	2,317,935	4,139,008
Page Industries Ltd.	5,700	2,799,591
Petronet LNG Ltd.	687,071	1,832,840
PI Industries Ltd.	69,851	2,570,581
Pidilite Industries Ltd.	140,669	3,932,750
Power Grid Corp. of India Ltd.	2,899,402	7,710,628
Reliance Industries Ltd.	2,811,176	81,267,496
Samvardhana Motherson International Ltd.	1,868,513	1,734,711
SBI Cards & Payment Services Ltd.	219,652	1,949,438
SBI Life Insurance Co. Ltd. (b)	415,502	6,216,043
Shree Cement Ltd.	10,001	2,909,888
Shriram Transport Finance Co. Ltd.	225,333	3,562,331
Siemens Ltd.	65,775	2,362,321
SRF Ltd.	136,783	3,669,797
State Bank of India	1,648,142	11,216,376
Sun Pharmaceutical Industries Ltd.	886,318	11,245,904
Tata Consultancy Services Ltd.	844,913	34,946,777
Tata Consumer Products Ltd.	510,028	4,563,859
Tata Elxsi Ltd.	31,598	2,582,319
Tata Motors Ltd. (a)	1,531,382	8,546,566
Tata Power Co. Ltd./The	1,329,170	3,480,322
Tata Steel Ltd.	6,755,046	9,969,578
Tech Mahindra Ltd.	538,765	6,741,597
The Indian Hotels Co. Ltd.	788,170	2,917,380
Titan Co. Ltd.	329,327	9,625,865
Torrent Pharmaceuticals Ltd.	93,678	1,748,298
Trent Ltd.	172,877	2,540,730
Tube Investments of India Ltd.	98,064	3,147,077
Tvs Motor Co. Ltd.	197,557	2,516,970
Ultratech Cement Ltd.	93,364	8,121,720
United Spirits Ltd. (a)	268,182	2,531,312
UPL Ltd.	449,089	4,174,148
Varun Beverages Ltd.	210,100	2,957,000
Vedanta Ltd.	685,399	2,806,457
Wipro Ltd.	1,265,191	6,208,449
Yes Bank Ltd. (a)	10,388,216	2,202,415
Zomato Ltd. (a)	2,761,794	1,695,938
TOTAL INDIA		822,382,986
Indonesia - 1.8%
PT Adaro Energy Indonesia Tbk	13,291,100	2,633,569
PT Aneka Tambang Tbk	7,738,000	1,198,997
PT Astra International Tbk	18,693,500	7,510,154
PT Bank Central Asia Tbk	51,245,800	29,082,459
PT Bank Jago Tbk (a)	3,836,800	826,111
PT Bank Mandiri (Persero) Tbk	17,243,300	11,489,833
PT Bank Negara Indonesia (Persero) Tbk	6,886,400	4,221,300
PT Bank Rakyat Indonesia (Persero) Tbk	62,990,385	19,317,132
PT Barito Pacific Tbk	26,030,788	1,435,493
PT Charoen Pokphand Indonesia Tbk	6,812,100	2,650,095
PT Indah Kiat Pulp & Paper Tbk	2,527,700	1,408,612
PT Indofood CBP Sukses Makmur Tbk	2,156,300	1,453,964
PT Indofood Sukses Makmur Tbk	4,038,000	1,814,676
PT Kalbe Farma Tbk	19,485,800	2,682,795
PT Merdeka Copper Gold Tbk (a)	11,130,496	3,525,035
PT Sarana Menara Nusantara Tbk	18,872,000	1,413,435
PT Semen Indonesia (Persero) Tbk	3,134,899	1,552,925
PT Sumber Alfaria Trijaya Tbk	15,390,400	2,909,283
PT Telkom Indonesia Persero Tbk	45,754,100	11,824,357
PT Unilever Indonesia Tbk	7,055,900	2,196,371
PT United Tractors Tbk	1,547,700	2,540,947
PT Vale Indonesia Tbk (a)	2,293,300	1,143,650
TOTAL INDONESIA		114,831,193
Korea (South) - 10.9%
AMOREPACIFIC Corp.	27,005	3,206,075
BGF Retail Co. Ltd.	7,264	1,099,663
Celltrion Healthcare Co. Ltd.	83,703	3,912,560
Celltrion Pharm, Inc. (a)	16,504	860,528
Celltrion, Inc.	94,655	12,477,442
Cheil Worldwide, Inc.	63,463	1,132,748
CJ CheilJedang Corp.	7,654	2,144,783
CJ Corp.	13,352	894,004
Coway Co. Ltd.	51,588	2,336,576
Db Insurance Co. Ltd.	42,430	2,258,392
Doosan Bobcat, Inc.	46,233	1,310,409
Doosan Heavy Industries & Construction Co. Ltd. (a)	383,055	5,231,777
E-Mart, Inc.	19,257	1,634,589
Ecopro BM Co. Ltd.	45,183	3,684,534
F&F Co. Ltd.	16,020	1,984,913
GS Holdings Corp.	42,746	1,534,111
Hana Financial Group, Inc.	273,025	10,833,293
Hankook Tire Co. Ltd.	68,572	1,807,394
Hanmi Pharm Co. Ltd.	6,398	1,335,030
Hanon Systems	172,235	1,283,339
Hanwha Solutions Corp. (a)	105,977	3,922,637
HD Hyundai Co. Ltd.	43,581	2,163,739
HLB, Inc. (a)	109,118	2,711,792
HMM Co. Ltd.	247,922	4,403,562
Hotel Shilla Co.	30,245	1,952,143
HYBE Co. Ltd. (a)	17,145	2,694,178
Hyundai Engineering & Construction Co. Ltd.	71,845	2,230,890
Hyundai Glovis Co. Ltd.	17,360	2,346,502
Hyundai Heavy Industries Co. Ltd. (a)	16,423	1,488,945
Hyundai Mipo Dockyard Co. Ltd. (a)	22,145	1,452,498
Hyundai Mobis	56,754	9,478,095
Hyundai Motor Co.	130,370	17,750,539
Hyundai Steel Co.	79,606	2,220,935
Iljin Materials Co. Ltd.	21,286	1,093,196
Industrial Bank of Korea	238,779	1,990,466
Kakao Corp.	287,618	14,460,244
Kakao Games Corp. (a)	32,616	1,238,474
KakaoBank Corp. (a)	131,915	2,923,312
Kangwon Land, Inc. (a)	89,359	1,710,199
KB Financial Group, Inc.	358,530	16,319,137
Kia Corp.	243,358	13,242,440
Korea Aerospace Industries Ltd.	67,566	2,648,022
Korea Electric Power Corp. (a)	236,639	3,815,930
Korea Investment Holdings Co. Ltd.	38,268	1,950,422
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	39,139	2,538,887
Korea Zinc Co. Ltd.	8,258	3,632,673
Korean Air Lines Co. Ltd. (a)	169,966	3,358,881
KRAFTON, Inc. (a)	27,171	3,985,742
KT&G Corp.	101,630	7,614,117
Kumho Petro Chemical Co. Ltd.	16,752	2,012,390
L&F Co. Ltd. (a)	21,557	3,634,785
LG Chemical Ltd.	45,621	25,717,220
LG Corp.	87,119	5,859,801
LG Display Co. Ltd.	214,347	2,383,878
LG Electronics, Inc.	98,493	8,060,628
LG Energy Solution (a)	32,429	13,776,857
LG H & H Co. Ltd.	8,581	5,195,958
LG Innotek Co. Ltd.	13,112	2,917,646
LG Uplus Corp.	197,281	1,781,882
Lotte Chemical Corp.	18,915	2,727,562
Lotte Shopping Co. Ltd.	10,873	832,247
Meritz Fire & Marine Insurance Co. Ltd.	32,332	1,425,178
Meritz Securities Co. Ltd.	233,538	1,217,633
Mirae Asset Securities Co. Ltd.	254,340	1,410,214
NAVER Corp.	121,158	20,102,892
NCSOFT Corp.	15,192	5,616,174
Netmarble Corp. (b)	19,686	979,340
NH Investment & Securities Co. Ltd.	136,071	1,018,307
Orion Corp./Republic of Korea	21,930	2,217,068
Pan Ocean Co., Ltd. (Korea)	245,572	1,208,216
Pearl Abyss Corp. (a)	26,644	986,334
POSCO	72,428	17,775,790
POSCO Chemtech Co. Ltd.	25,057	4,587,330
S-Oil Corp.	41,540	2,992,963
S1 Corp.	15,973	746,445
Samsung Biologics Co. Ltd. (a)(b)	16,431	10,596,227
Samsung C&T Corp.	77,714	7,496,571
Samsung Electro-Mechanics Co. Ltd.	51,708	6,031,761
Samsung Electronics Co. Ltd.	4,411,107	219,450,237
Samsung Engineering Co. Ltd. (a)	144,940	3,055,091
Samsung Fire & Marine Insurance Co. Ltd.	28,432	4,682,336
Samsung Heavy Industries Co. Ltd. (a)	568,460	2,683,147
Samsung Life Insurance Co. Ltd.	73,804	4,243,873
Samsung SDI Co. Ltd.	50,808	28,438,169
Samsung SDS Co. Ltd.	32,243	3,283,997
Samsung Securities Co. Ltd.	57,107	1,552,651
SD Biosensor, Inc.	33,003	769,759
Shinhan Financial Group Co. Ltd.	426,139	14,392,051
SK Biopharmaceuticals Co. Ltd. (a)	28,977	1,708,203
SK Bioscience Co. Ltd. (a)	21,267	1,303,542
SK Hynix, Inc.	504,229	36,433,375
SK IE Technology Co. Ltd. (a)(b)	22,991	1,262,356
SK Innovation Co., Ltd. (a)	51,208	6,798,012
SK Square Co. Ltd. (a)	91,292	2,701,173
SK, Inc.	34,241	5,532,029
SKC Co. Ltd.	19,207	1,495,482
Woori Financial Group, Inc.	503,011	5,240,413
Yuhan Corp.	49,803	2,117,298
TOTAL KOREA (SOUTH)		706,753,248
Kuwait - 0.8%
Agility Public Warehousing Co. KSC	1,355,320	2,624,059
Boubyan Bank KSC	1,205,344	3,095,789
Gulf Bank	1,470,060	1,507,383
Kuwait Finance House KSCP	6,810,299	18,651,630
Mabanee Co. SAKC	573,023	1,605,028
Mobile Telecommunication Co.	1,992,111	3,615,494
National Bank of Kuwait	6,619,073	23,787,463
TOTAL KUWAIT		54,886,846
Luxembourg - 0.1%
Allegro.eu SA (a)(b)(d)	341,887	2,364,645
Reinet Investments SCA	126,847	2,402,147
TOTAL LUXEMBOURG		4,766,792
Malaysia - 1.4%
AMMB Holdings Bhd	1,678,600	1,608,854
Axiata Group Bhd	2,545,241	1,813,331
CIMB Group Holdings Bhd	6,284,120	8,487,666
Dialog Group Bhd	3,377,700	2,065,566
DiGi.com Bhd	2,878,100	2,846,440
Genting Bhd	1,960,100	2,281,261
Genting Malaysia Bhd	2,730,200	1,822,822
Hap Seng Consolidated Bhd	572,400	994,026
Hartalega Holdings Bhd	1,576,600	597,163
Hong Leong Bank Bhd	600,800	2,894,289
Hong Leong Credit Bhd	210,900	915,170
IHH Healthcare Bhd	1,632,000	2,269,021
Inari Amertron Bhd	2,561,400	1,569,865
IOI Corp. Bhd	2,320,800	2,082,495
Kuala Lumpur Kepong Bhd	398,847	2,006,489
Malayan Banking Bhd	4,420,581	9,066,562
Malaysia Airports Holdings Bhd (a)	609,906	1,011,024
Maxis Bhd	2,175,800	2,024,009
MISC Bhd	1,230,000	2,112,615
MR DIY Group M Sdn Bhd (b)	2,370,350	1,058,775
Nestle (Malaysia) Bhd	65,100	2,077,743
Petronas Chemicals Group Bhd	2,212,800	4,342,488
Petronas Dagangan Bhd	274,600	1,404,133
Petronas Gas Bhd	727,830	2,872,799
PPB Group Bhd	589,920	2,450,981
Press Metal Bhd	3,420,900	4,172,687
Public Bank Bhd	13,445,500	13,383,889
QL Resources Bhd	1,013,050	1,403,793
RHB Bank Bhd	1,354,935	1,829,124
Sime Darby Bhd	2,507,649	1,361,814
Sime Darby Plantation Bhd	1,914,656	1,946,689
Telekom Malaysia Bhd	1,049,493	1,287,444
Tenaga Nasional Bhd	2,392,900	5,287,841
Top Glove Corp. Bhd	4,906,200	958,818
TOTAL MALAYSIA		94,307,686
Mexico - 2.4%
Alfa SA de CV Series A	2,672,200	1,935,626
America Movil S.A.B. de CV Series L	25,622,900	26,778,825
Arca Continental S.A.B. de CV	407,600	3,600,551
Banco del Bajio SA (b)	715,100	2,879,692
CEMEX S.A.B. de CV unit (a)	13,985,118	7,456,551
Coca-Cola FEMSA S.A.B. de CV unit	483,810	3,680,764
Fibra Uno Administracion SA de CV	2,836,200	3,840,742
Fomento Economico Mexicano S.A.B. de CV unit	1,795,400	15,726,257
Gruma S.A.B. de CV Series B	188,945	2,748,209
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	331,200	5,717,841
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	179,765	4,882,547
Grupo Bimbo S.A.B. de CV Series A	1,229,200	6,137,351
Grupo Carso SA de CV Series A1	416,600	2,108,829
Grupo Financiero Banorte S.A.B. de CV Series O	2,396,800	19,880,311
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,985,500	4,270,346
Grupo Mexico SA de CV Series B	2,875,507	12,787,497
Grupo Televisa SA de CV	2,199,900	2,690,513
Industrias Penoles SA de CV (a)(d)	128,420	1,830,158
Kimberly-Clark de Mexico SA de CV Series A (d)	1,404,600	2,680,828
Operadora de Sites Mexicanos, SA de CV (d)	1,198,100	1,291,598
Orbia Advance Corp. S.A.B. de CV	924,755	1,852,407
Promotora y Operadora de Infraestructura S.A.B. de CV	211,160	2,046,168
Wal-Mart de Mexico SA de CV Series V	4,843,400	18,971,837
TOTAL MEXICO		155,795,448
Netherlands - 0.1%
NEPI Rockcastle PLC	424,170	2,633,998
Pepco Group NV (a)(b)	159,473	1,541,826
X5 Retail Group NV:
GDR (a)(c)	102,956	32,190
GDR (Reg. S) (a)(c)	4,876	1,018
Yandex NV Class A (a)(c)	261,431	1,293,541
TOTAL NETHERLANDS		5,502,573
Peru - 0.0%
Compania de Minas Buenaventura SAA	1,294	10,468
Compania de Minas Buenaventura SAA sponsored ADR	273,704	2,214,265
TOTAL PERU		2,224,733
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	1,560,430	1,625,735
ACEN Corp.	7,329,495	940,959
Ayala Corp.	228,295	2,962,841
Ayala Land, Inc.	6,825,640	3,673,927
Bank of the Philippine Islands (BPI)	1,665,917	3,201,140
BDO Unibank, Inc.	2,186,623	4,921,653
Globe Telecom, Inc.	26,641	985,876
International Container Terminal Services, Inc.	940,850	3,569,327
JG Summit Holdings, Inc.	2,768,446	2,717,449
Jollibee Food Corp.	412,160	1,794,637
Manila Electric Co.	209,080	1,073,443
Metropolitan Bank & Trust Co.	1,655,477	1,735,741
Monde Nissin Corp. (b)	5,800,700	1,403,029
PLDT, Inc.	79,960	1,977,580
SM Investments Corp.	222,440	3,753,774
SM Prime Holdings, Inc.	10,683,500	7,224,038
Universal Robina Corp.	803,420	2,025,421
TOTAL PHILIPPINES		45,586,570
Poland - 0.6%
Bank Polska Kasa Opieki SA	169,193	3,601,264
CD Projekt RED SA (d)	60,377	1,941,899
Cyfrowy Polsat SA	232,004	982,818
Dino Polska SA (a)(b)	45,386	4,097,806
KGHM Polska Miedz SA (Bearer)	128,969	4,187,615
LPP SA	1,030	2,406,353
mBank SA (a)	13,628	999,833
PGE Polska Grupa Energetyczna SA (a)	824,866	1,425,906
Polski Koncern Naftowy Orlen SA	569,845	8,540,374
Powszechna Kasa Oszczednosci Bank SA	805,572	5,980,838
Powszechny Zaklad Ubezpieczen SA	556,491	4,717,397
Santander Bank Polska SA	32,885	2,178,820
TOTAL POLAND		41,060,923
Qatar - 0.9%
Barwa Real Estate Co. (a)	1,773,906	1,383,371
Industries Qatar QSC (a)	1,398,605	5,395,867
Masraf al Rayan	5,154,358	3,863,911
Mesaieed Petrochemical Holding Co. (a)	4,058,137	2,395,825
Ooredoo QSC	741,091	1,819,277
Qatar Electricity & Water Co. (a)	405,973	1,982,069
Qatar Fuel Co. (a)	549,652	2,695,623
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	2,299,796	2,399,732
Qatar International Islamic Bank QSC (a)	909,484	2,574,801
Qatar Islamic Bank (a)	1,528,417	8,255,361
Qatar National Bank SAQ (a)	4,265,853	21,084,741
The Commercial Bank of Qatar (a)	2,991,716	4,929,030
TOTAL QATAR		58,779,608
Russia - 0.1%
Alrosa Co. Ltd. (a)(c)	2,234,923	492,750
Gazprom OAO (c)	8,473,436	1,175,064
Gazprom OAO sponsored ADR (Reg. S) (a)(c)	863,533	197,265
Inter Rao Ues JSC (c)	31,187,844	227,875
LUKOIL PJSC (c)	334,533	137,225
LUKOIL PJSC sponsored ADR (c)	22,773	6,442
Magnit OJSC GDR (Reg. S) (c)	305,795	1,489
MMC Norilsk Nickel PJSC (c)	48,442	426,958
MMC Norilsk Nickel PJSC sponsored ADR (c)	59,247	43,996
Mobile TeleSystems OJSC sponsored ADR (a)(c)	396,417	394,827
Moscow Exchange MICEX-RTS OAO (a)(c)	1,311,841	334,197
Novatek PJSC GDR (Reg. S) (a)(c)	78,382	20,024
Novolipetsk Steel OJSC (a)(c)	1,258,902	16,017
Novolipetsk Steel OJSC GDR (Reg. S) (a)(c)	3,783	470
PhosAgro PJSC:
GDR (c)	749	15
GDR (Reg. S) (c)	116,446	2,388
Polyus PJSC (a)(c)	26,742	83,342
Polyus PJSC unit (a)(c)	5,226	8,008
Rosneft Oil Co. OJSC (c)	857,494	190,051
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(c)	150,200	35,515
Sberbank of Russia (a)(c)	9,313,306	75,887
Severstal PAO (a)(c)	155,372	4,597
Severstal PAO GDR (Reg. S) (c)	26,165	618
Surgutneftegas OJSC (c)	5,613,549	91,033
Surgutneftegas OJSC sponsored ADR (a)(c)	73,333	13,542
Tatneft PAO (c)	1,103,564	181,906
Tatneft PAO sponsored ADR (c)	18,698	17,264
United Co. RUSAL International PJSC (c)	2,596,470	414,703
VTB Bank OJSC (a)(c)	2,380,815,800	120,548
VTB Bank OJSC sponsored GDR (Reg. S) (a)(c)	221,738	37,021
TOTAL RUSSIA		4,751,037
Saudi Arabia - 3.8%
ACWA Power Co.	74,380	3,004,532
Advanced Polypropylene Co.	116,919	1,467,329
Al Rajhi Bank	1,810,199	39,551,377
Alinma Bank	905,212	7,923,318
Almarai Co. Ltd.	230,794	3,406,871
Arab National Bank	554,174	4,082,843
Arabian Internet and Communications Services Co. Ltd.	22,206	1,498,151
Bank Al-Jazira	370,596	1,911,734
Bank Albilad	452,765	5,410,741
Banque Saudi Fransi	545,262	5,934,973
Bupa Arabia for Cooperative Insurance Co.	69,237	2,885,336
Dallah Healthcare Co.	33,334	1,215,052
Dar Al Arkan Real Estate Development Co. (a)	489,089	1,628,993
Dr Sulaiman Al Habib Medical Services Group Co.	80,944	5,046,868
Elm Co.	22,223	2,108,017
Emaar The Economic City (a)	367,122	800,175
Etihad Etisalat Co.	349,012	3,287,390
Jarir Marketing Co.	55,700	2,232,156
Mobile Telecommunications Co. Saudi Arabia (a)	406,793	1,133,774
Mouwasat Medical Services Co.	45,303	2,486,655
Nahdi Medical Co.	36,260	1,827,975
National Industrialization Co. (a)	297,020	975,030
Rabigh Refining & Petrochemical Co. (a)	384,339	1,140,830
Riyad Bank	1,246,671	10,231,140
Sabic Agriculture-Nutrients Co.	197,795	7,220,334
Sahara International Petrochemical Co.	331,419	3,267,387
Saudi Arabian Mining Co.	795,707	15,625,794
Saudi Arabian Oil Co. (b)	2,234,033	19,614,012
Saudi Basic Industries Corp.	830,353	20,509,918
Saudi Electricity Co.	768,882	4,716,137
Saudi Industrial Investment Group	339,801	2,245,421
Saudi Investment Bank/The	452,273	2,166,765
Saudi Kayan Petrochemical Co. (a)	675,246	2,392,958
Saudi Research & Marketing Group (a)	33,172	1,656,390
Saudi Tadawul Group Holding Co.	44,364	1,914,993
Saudi Telecom Co.	1,385,013	13,617,634
The Saudi British Bank	853,989	8,260,006
The Saudi National Bank	2,026,388	25,539,076
The Savola Group	241,069	1,923,799
Yanbu National Petrochemical Co.	232,204	2,740,911
TOTAL SAUDI ARABIA		244,602,795
Singapore - 0.0%
BOC Aviation Ltd. Class A (b)	194,000	1,615,622
South Africa - 3.4%
Absa Group Ltd.	781,255	8,928,308
African Rainbow Minerals Ltd.	103,109	1,681,447
Anglo American Platinum Ltd.	48,927	3,613,456
AngloGold Ashanti Ltd.	385,824	8,111,983
Aspen Pharmacare Holdings Ltd.	349,147	3,033,566
Bid Corp. Ltd.	309,844	6,383,855
Bidvest Group Ltd./The	264,664	3,415,991
Capitec Bank Holdings Ltd.	80,372	8,276,237
Clicks Group Ltd.	225,512	3,439,447
Discovery Ltd. (a)	457,969	3,632,168
Exxaro Resources Ltd.	225,056	2,816,563
FirstRand Ltd.	4,658,065	17,253,580
Foschini Group Ltd./The	315,587	1,968,066
Gold Fields Ltd.	822,789	9,378,063
Growthpoint Properties Ltd.	3,151,909	2,539,642
Harmony Gold Mining Co. Ltd.	510,738	1,818,931
Impala Platinum Holdings Ltd.	784,914	9,082,899
Kumba Iron Ore Ltd.	59,234	1,802,722
Mr Price Group Ltd.	249,464	2,357,722
MTN Group Ltd.	1,565,340	13,212,729
MultiChoice Group Ltd.	342,236	2,356,315
Naspers Ltd. Class N	201,088	38,878,153
Nedbank Group Ltd.	423,574	5,481,388
Northam Platinum Holdings Ltd. (a)	310,910	3,049,598
Old Mutual Ltd.	4,326,135	2,941,275
Pepkor Holdings Ltd. (b)	1,653,981	1,953,409
Remgro Ltd.	485,785	3,908,615
Sanlam Ltd.	1,635,907	5,293,193
Sasol Ltd.	522,579	9,493,606
Shoprite Holdings Ltd.	464,285	6,407,667
Sibanye-Stillwater Ltd.	2,610,811	6,901,030
Spar Group Ltd./The	177,539	1,402,456
Standard Bank Group Ltd.	1,238,175	12,326,957
Vodacom Group Ltd.	591,680	4,148,561
Woolworths Holdings Ltd.	911,086	3,948,563
TOTAL SOUTH AFRICA		221,238,161
Taiwan - 13.7%
Accton Technology Corp.	465,000	3,796,822
Acer, Inc.	2,670,994	2,227,946
Advantech Co. Ltd.	394,681	4,509,166
ASE Technology Holding Co. Ltd.	3,019,927	10,180,550
Asia Cement Corp.	2,133,153	3,002,576
ASUSTeK Computer, Inc.	651,000	5,924,463
AUO Corp.	6,035,400	3,390,883
Catcher Technology Co. Ltd.	593,000	3,523,306
Cathay Financial Holding Co. Ltd.	7,879,410	11,208,071
Chang Hwa Commercial Bank	4,406,840	2,587,487
Cheng Shin Rubber Industry Co. Ltd.	1,644,937	1,896,523
China Airlines Ltd.	2,657,000	1,731,757
China Development Financial Ho	14,265,648	6,296,814
China Steel Corp.	10,897,204	11,521,851
Chunghwa Telecom Co. Ltd.	3,511,000	13,109,668
Compal Electronics, Inc.	3,865,000	2,915,105
CTBC Financial Holding Co. Ltd.	16,201,826	12,377,596
Delta Electronics, Inc.	1,799,381	17,434,341
E Ink Holdings, Inc.	790,000	4,580,228
E.SUN Financial Holdings Co. Ltd.	11,867,684	9,711,672
ECLAT Textile Co. Ltd.	177,613	2,959,541
eMemory Technology, Inc.	60,000	3,286,859
EVA Airways Corp.	2,370,000	2,310,781
Evergreen Marine Corp. (Taiwan)	936,363	4,779,496
Far Eastern New Century Corp.	2,966,705	3,239,610
Far EasTone Telecommunications Co. Ltd.	1,478,000	3,285,001
Feng Tay Enterprise Co. Ltd.	408,686	2,696,064
First Financial Holding Co. Ltd.	9,774,107	8,517,521
Formosa Chemicals & Fibre Corp.	3,243,760	7,811,665
Formosa Petrochemical Corp.	1,054,000	2,951,571
Formosa Plastics Corp.	3,819,520	11,375,638
Fubon Financial Holding Co. Ltd.	6,860,530	13,805,731
Giant Manufacturing Co. Ltd.	299,935	2,057,506
GlobalWafers Co. Ltd.	202,000	3,541,036
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,521,869	38,389,130
Hotai Motor Co. Ltd.	283,000	6,207,926
Hua Nan Financial Holdings Co. Ltd.	8,196,032	6,230,320
Innolux Corp.	8,368,614	3,420,900
Inventec Corp.	2,319,865	1,953,939
Largan Precision Co. Ltd.	92,000	6,559,565
Lite-On Technology Corp.	1,845,279	4,096,844
MediaTek, Inc.	1,402,292	33,851,423
Mega Financial Holding Co. Ltd.	10,301,123	10,990,147
Micro-Star International Co. Ltd.	624,000	2,738,430
momo.com, Inc.	60,800	1,616,584
Nan Ya Plastics Corp.	4,391,860	11,043,121
Nan Ya Printed Circuit Board Corp.	208,000	1,706,532
Nanya Technology Corp.	1,142,000	2,216,330
Nien Made Enterprise Co. Ltd.	163,000	1,697,450
Novatek Microelectronics Corp.	533,000	6,341,403
Pegatron Corp.	1,844,000	3,971,571
PharmaEssentia Corp. (a)	179,000	2,926,388
Pou Chen Corp.	2,049,000	2,348,867
Powerchip Semiconductor Manufacturing Corp.	2,729,294	3,145,314
President Chain Store Corp.	530,000	4,769,894
Quanta Computer, Inc.	2,497,000	6,230,832
Realtek Semiconductor Corp.	425,401	4,564,382
Ruentex Development Co. Ltd.	1,607,062	2,404,649
Shin Kong Financial Holding Co. Ltd.	12,066,127	3,620,492
Sinopac Financial Holdings Co.	9,467,866	5,465,076
Synnex Technology International Corp.	1,231,500	2,486,696
Taishin Financial Holdings Co. Ltd.	9,948,191	5,402,865
Taiwan Business Bank	5,566,000	2,480,814
Taiwan Cement Corp.	5,620,730	6,802,293
Taiwan Cooperative Financial Holding Co. Ltd.	9,062,018	8,000,909
Taiwan High Speed Rail Corp.	1,836,000	1,787,179
Taiwan Mobile Co. Ltd.	1,595,900	5,031,030
Taiwan Semiconductor Manufacturing Co. Ltd.	22,750,000	401,117,293
The Shanghai Commercial & Savings Bank Ltd.	3,795,609	5,893,811
Uni-President Enterprises Corp.	4,459,983	10,011,074
Unimicron Technology Corp.	1,157,000	5,322,213
United Microelectronics Corp.	10,948,000	17,900,303
Vanguard International Semiconductor Corp.	830,000	2,787,419
Voltronic Power Technology Corp.	61,000	3,084,190
Walsin Lihwa Corp.	2,368,526	4,307,605
Wan Hai Lines Ltd.	645,950	1,644,773
Win Semiconductors Corp.	312,000	2,009,980
Winbond Electronics Corp.	2,749,000	1,989,816
Wiwynn Corp.	80,756	2,026,647
WPG Holding Co. Ltd.	1,473,200	2,346,469
Yageo Corp.	319,845	5,800,462
Yang Ming Marine Transport Corp.	1,608,000	3,374,457
Yuanta Financial Holding Co. Ltd.	9,239,592	6,941,765
TOTAL TAIWAN		891,602,417
Thailand - 2.1%
Advanced Info Service PCL (For. Reg.)	1,116,800	6,650,856
Airports of Thailand PCL (For. Reg.) (a)	3,817,300	8,658,278
Asset World Corp. PCL (For. Reg.)	11,336,400	2,064,875
B. Grimm Power PCL (For. Reg.)	632,300	779,241
Bangkok Dusit Medical Services PCL (For. Reg.)	9,631,300	8,758,619
Bangkok Expressway and Metro PCL (For. Reg.)	6,885,900	2,038,782
Berli Jucker PCL (For. Reg.)	1,100,700	1,278,772
BTS Group Holdings PCL (For. Reg.)	6,973,400	1,807,974
Bumrungrad Hospital PCL:
NVDR	48,700	322,815
(For. Reg.)	493,400	3,270,569
Carabao Group PCL (For. Reg.)	253,600	799,148
Central Pattana PCL (For. Reg.)	1,762,400	3,841,778
Central Retail Corp. PCL (For. Reg.)	1,855,616	2,415,304
Charoen Pokphand Foods PCL (For. Reg.)	3,497,520	2,518,111
CP ALL PCL (For. Reg.)	5,387,500	10,945,528
Delta Electronics PCL (For. Reg.)	294,800	8,146,222
Electricity Generating PCL (For. Reg.)	226,300	1,202,876
Energy Absolute PCL (For. Reg.)	1,527,300	4,038,401
Global Power Synergy Public Co. Ltd. (For. Reg.)	638,100	1,343,711
Gulf Energy Development PCL (For. Reg.)	2,874,500	4,726,735
Home Product Center PCL (For. Reg.)	6,384,406	2,794,158
Indorama Ventures PCL (For. Reg.)	1,954,200	2,421,104
Intouch Holdings PCL (For. Reg.)	981,000	2,180,308
JMT Network Services PCL (For. Reg.)	473,600	776,128
Kasikornbank PCL:
NVDR	2,200	9,759
(For. Reg.)	533,800	2,367,923
Krung Thai Bank PCL (For. Reg.)	3,198,870	1,711,734
Krungthai Card PCL (For. Reg.)	824,600	1,425,821
Land & House PCL (For. Reg.)	7,813,100	2,361,498
Minor International PCL (For. Reg.) (a)	3,177,732	3,236,827
Muangthai Leasing PCL (For. Reg.)	681,800	785,051
Osotspa PCL (For. Reg.)	1,012,800	867,090
PTT Exploration and Production PCL (For. Reg.)	1,315,039	6,904,342
PTT Global Chemical PCL (For. Reg.)	2,069,839	3,120,275
PTT Oil & Retail Business PCL:
(For. Reg.)	1,125,300	769,347
NVDR	1,777,700	1,215,381
PTT PCL (For. Reg.)	9,070,600	9,218,655
Ratch Group PCL (For. Reg.)	911,700	1,176,214
SCB X PCL (For. Reg.)	784,000	2,497,604
SCG Packaging PCL (For. Reg.)	1,128,000	1,803,172
Siam Cement PCL (For. Reg.)	731,050	7,502,319
Srisawad Corp. PCL:
warrants 8/29/25 (a)	14,528	2,068
(For. Reg.)	626,700	1,023,930
Thai Oil PCL (For. Reg.)	1,095,714	1,939,625
Thai Union Frozen Products PCL (For. Reg.)	2,765,220	1,350,392
True Corp. PCL (For. Reg.)	10,078,719	1,496,791
TOTAL THAILAND		136,566,111
Turkey - 0.6%
Akbank TAS	2,881,589	2,601,347
Aselsan A/S	630,881	1,905,129
Bim Birlesik Magazalar A/S JSC	422,071	2,793,723
Eregli Demir ve Celik Fabrikalari T.A.S.	1,291,508	2,616,077
Ford Otomotiv Sanayi A/S	65,143	1,766,654
Haci Omer Sabanci Holding A/S	942,905	1,956,067
Hektas Ticaret A/S (a)	1,051,649	1,761,205
Koc Holding A/S	703,591	2,859,738
Sasa Polyester Sanayi A/S	413,894	2,207,083
Turk Hava Yollari AO (a)	510,197	3,732,371
Turkcell Iletisim Hizmet A/S	1,117,950	2,157,533
Turkiye Is Bankasi A/S Series C	3,234,472	1,870,944
Turkiye Petrol Rafinerileri A/S (a)	115,564	3,633,561
Turkiye Sise ve Cam Fabrikalari A/S	1,275,474	2,681,247
Yapi ve Kredi Bankasi A/S	2,731,240	1,318,482
TOTAL TURKEY		35,861,161
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	2,566,872	5,877,159
Abu Dhabi Islamic Bank	1,340,643	3,438,201
Abu Dhabi National Oil Co. for Distribution PJSC	2,955,113	3,539,925
Aldar Properties PJSC	3,561,667	4,227,728
Dubai Islamic Bank Pakistan Ltd.	2,665,426	4,027,419
Emaar Properties PJSC (a)	3,703,979	5,606,742
Emirates NBD Bank PJSC (a)	1,747,707	6,161,772
Emirates Telecommunications Corp.	3,211,807	22,472,418
First Abu Dhabi Bank PJSC	4,079,606	15,105,127
Multiply Group (a)	3,103,523	3,413,529
Q Holding Pjsc (a)	1,896,358	1,776,013
TOTAL UNITED ARAB EMIRATES		75,646,033
United States of America - 0.5%
360 DigiTech, Inc. ADR	100,391	2,422,435
Legend Biotech Corp. ADR (a)	45,172	2,281,186
Southern Copper Corp.	78,431	5,898,796
Yum China Holdings, Inc.	387,886	23,897,656
TOTAL UNITED STATES OF AMERICA		34,500,073
TOTAL COMMON STOCKS (Cost $6,251,832,209)		6,195,898,207

Nonconvertible Preferred Stocks - 2.1%
	Shares	Value ($)
Brazil - 1.2%
Banco Bradesco SA (PN)	4,895,204	13,519,839
Braskem SA Class A	174,400	801,519
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	230,606	1,929,326
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,283,880	2,898,423
Gerdau SA	1,056,400	6,813,336
Itau Unibanco Holding SA	4,472,631	22,317,779
Itausa-Investimentos Itau SA (PN)	4,655,852	7,823,497
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,467,400	22,942,915
TOTAL BRAZIL		79,046,634
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	131,883	12,828,923
Colombia - 0.1%
Bancolombia SA (PN)	407,608	3,098,296
Korea (South) - 0.6%
Hyundai Motor Co.	20,993	1,467,429
Hyundai Motor Co. Series 2	29,839	2,087,041
LG Chemical Ltd.	7,126	1,772,309
LG H & H Co. Ltd.	176	45,483
Samsung Electronics Co. Ltd.	759,438	34,037,505
TOTAL KOREA (SOUTH)		39,409,767
Russia - 0.0%
Surgutneftegas OJSC (c)	5,794,540	133,607
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $145,165,014)		134,517,227

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	43,459

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $14,718,646)	15,000,000	14,718,389

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	145,753,249	145,782,400
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	32,862,282	32,865,568
TOTAL MONEY MARKET FUNDS (Cost $178,647,968)		178,647,968

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,590,416,746)	6,523,825,250
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(26,945,671)
NET ASSETS - 100.0%	6,496,879,579

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,174	Mar 2023	165,778,020	6,924,135	6,924,135

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $362,248,795 or 5.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,207,955.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	62,332,615	411,796,003	328,346,218	1,306,417	-	-	145,782,400	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	20,632,407	97,426,121	85,192,960	160,295	-	-	32,865,568	0.1%
Total	82,965,022	509,222,124	413,539,178	1,466,712	-	-	178,647,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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